Restatement of Previously Issued Financial Statements	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2 — RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

On April 12, 2021, the Acting Director of the Division of Corporation Finance and Acting Chief Accountant of the SEC together issued a statement regarding the accounting and reporting considerations for warrants issued by special purpose acquisition companies entitled “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Statement”). Specifically, the SEC Statement focused on certain provisions that provided for potential changes to the settlement amounts dependent upon the characteristics of the holder of the warrant, which terms are similar to those contained in the warrant agreement governing the Company’s warrants. As a result of the SEC Statement, the Company reevaluated the accounting treatment of the 225,000 warrants that were issued to the Company’s sponsor in a private placement that closed concurrently with the closing of the Initial Public Offering (the “Private Warrants”). The Company previously accounted for the Private Warrants as components of equity.

In further consideration of the guidance in Accounting Standards Codification (“ASC”) 815-40, Derivatives and Hedging — Contracts in Entity’s Own Equity (“ASC 815”), the Company concluded that a provision in the warrant agreement related to certain transfer provisions precludes the Private Warrants from being accounted for as components of equity. As the Private Warrants meet the definition of a derivative as contemplated in ASC 815, the Private Warrants should be recorded as derivative liabilities on the balance sheet and measured at fair value at inception (on the date of the Initial Public Offering) and at each reporting date in accordance with ASC 820, Fair Value Measurement, with changes in fair value recognized in the Statements of Operations in the period of change.

In addition, in preparation of the Company’s financial statements as of and for the years ended December 31, 2020 and 2019, the Company concluded it should restate its financial statements to classify all ordinary shares subject to possible redemption in temporary equity. In accordance with the SEC and its staff’s guidance on redeemable equity instruments, ASC Topic 480, Distinguishing Liabilities from Equity (ASC 480), paragraph 10-S99, redemption provisions not solely within the control of the Company require ordinary shares subject to redemption to be classified outside of permanent equity. The Company had previously classified a portion of its ordinary shares in permanent equity. Although the Company did not specify a maximum redemption threshold, its charter provides that currently, the Company will not redeem its public shares in an amount that would cause its net tangible assets to be less than $5,000,001. The Company considered that the threshold would not change the nature of the underlying shares as redeemable and thus would be required to be disclosed outside equity. as previously disclosed on a Form 8-K filed on December 13, 2021, the Company restated its previously filed financial statements to classify all ordinary shares as temporary equity and to recognize accretion from the initial book value to redemption value at the time of its Initial Public Offering and in accordance with ASC 480. The change in the carrying value of redeemable shares of ordinary shares resulted in charges against accumulated deficit.

The following tables summarize the effect of the restatement on each financial statement line item as of the dates, and for the period, indicated:

Adjustment #1 refer to reclassification of private warrants from temporary equity component to warrant liabilities.

Adjustment #2 refer to reclassification of all public shares to temporary equity.

	As Previously Reported	Adjustments #1	Adjustments #2	As Since The Restated

Balance sheet as of December 31, 2020
Warrant liabilities	—	390,000	—	390,000
Deferred underwriting compensation	1,025,948	—	814,052	1,840,000
Total liabilities	3,230,972	390,000	814,052	4,435,024
Ordinary shares subject to possible redemption	40,723,074	(390,000)	5,666,926	46,000,000
Ordinary shares	2,093	37	(755)	1,375
Additional paid-in capital	4,990,205	(160,037)	(4,830,168)	—
Retained earnings (accumulated deficit)	$(2,470)	$160,000	$(1,650,055)	$(1,492,525)
	As Previously Reported	Adjustments #1	Adjustments #2	As Restated
Statement of operations for the year ended December 31, 2020
Change in fair value of warrant liabilities	—	130,000	—	130,000
Net (loss) income	(167,426)	130,000	—	(37,426)
Basic and diluted weighted average shares outstanding, ordinary share subject to possible redemption		—	4,600,000	4,600,000
Basic and diluted net loss per share, ordinary share subject to possible redemption		—	(0.01)	(0.01)
Basic and diluted weighted average shares outstanding, non-redeemable ordinary shares	2,092,586	(74,586)	(643,000)	1,375,000
Basic and diluted net (loss) income per share, non-redeemable ordinary shares	$(0.22)	$0.06	$0.15	$(0.01)
	As Previously Reported	Adjustments #1	Adjustments #2	As Restated
Statement of cash flows for the year ended December 31, 2020
Change in fair value of warrant liabilities	—	130,000	—	130,000
Net (loss) income	(167,426)	130,000	—	(37,426)
Change in value of shares subject to redemption	255,356	—	(255,356)	—

Statement of changes in shareholders’ deficit for the year ended December 31, 2020
Ordinary shares subject to possible redemption – ordinary shares – no. of shares	162,322	—	(162,322)	—
Ordinary shares subject to possible redemption – ordinary shares – amount	163	—	(163)	—
Ordinary shares subject to possible redemption – additional paid-in capital	255,193	—	(255,193)	—
Ordinary shares subject to possible redemption – total shareholder’s equity	255,356	—	(255,356)	—
Net income (loss) – accumulated deficit	(167,426)	130,000	—	(37,426)
Net income (loss) – total shareholder’s deficit	$(167,426)	$130,000	$—	$(37,426)